16. INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Blended federal and state tax rate	39.83%
Federal tax rate	34.00%
Valuation allowance	$ 10,351,807	$ 13,934,915
Decrease in valuation allowance	3,583,108
Net operating loss carryforward	$ 24,862,803
Operating loss carryforward expiration date	Dec. 31, 2037
Change in deferred tax asset and liability	$ 4,100,000